Capital Stock (Details) - USD ($)																									1 Months Ended						5 Months Ended	9 Months Ended	12 Months Ended
	Nov. 03, 2022	Oct. 25, 2022	Feb. 11, 2022	Jan. 25, 2022	Dec. 06, 2021	Dec. 01, 2021	Nov. 12, 2021	Aug. 10, 2021	May 26, 2021	Apr. 28, 2021	Mar. 01, 2021	Feb. 24, 2021	Feb. 05, 2021	Nov. 16, 2020	Aug. 21, 2020	Jul. 01, 2020	Apr. 27, 2020	Jun. 03, 2019	Apr. 03, 2019	Apr. 03, 2019	Jan. 16, 2019	Aug. 14, 2018	Apr. 13, 2018	Mar. 14, 2017	Apr. 24, 2022	Feb. 18, 2022	Jun. 10, 2021	Apr. 28, 2021	Feb. 24, 2021	Jan. 16, 2019	Dec. 27, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 19, 2022	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2019
Capital Stock (Details) [Line Items]
Shares issued																																900,109,842	306,883,932	65,052,688
Conversion of preferred shares																																3,984,347
Fair Value Stock Price (in Dollars)																																	$ 5,454
Redemption of Preferred Stock																											$235,000
Conversion of shares	3,176,471	5,868,545
Redeem shares																															581	432
Aggregate of value (in Dollars)																									$ 432,150						$ 476
Aggregate of redemption price (in Dollars)																															$ 476,000
Issuance of common stock, shares																																1,000,000
Aggregate shares																																	13,314,289
Aggregate purchase price, shares																																	29,425
Aggregate shares (in Dollars)																																$ 390,865
Aggregate purchase price																																632,327
Exercise price (in Dollars per share)																																	$ 0.1
Common stock par value (in Dollars per share)																																$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale of property, description																																On September 13, 2021, the Company received an offer for the property for $464,000, which was $116,000 below the original independent appraisal of $580,000. Based on that indicator of impairment, during the year ended December 31, 2021, the Company adjusted the original value of the long term asset for sale from $630,000 to $514,000 on the balance sheet and recorded an impairment of $116,000 in the consolidated financial statements.	On September 13, 2021, the Company received an offer for the property for $464,000, which was $116,000 below the original independent appraisal of $580,000. However, because of administrative delays due to COVID, the buyer opted out of the offer. Based on the above indicator of impairment, during the year ended December 31, 2021, the Company adjusted the original value of the long term asset for sale from $630,000 to $514,000 on the balance sheet and recorded an impairment of $116,000 in the consolidated financial statements.
Common stock shares outstanding																																900,109,842	306,883,932	65,052,688
Recognized loss (in Dollars)								$ 125,000
Aggregate principal amount (in Dollars)							$ 149,867
Interest amount (in Dollars)																																$ 52,555		$ 51,186
Common stock issued for services, shares																																41,046,848	33,476,294
Common stock issued for services fair value (in Dollars)																																$ 1,054,949	$ 2,229,695
Aggregate principal amount (in Dollars)																																25,000
Settlement fees (in Dollars)																																		$ 204,402
Trading days																												5
Aggregate value of common stock																																	211,521
Common stock, shares, outstanding percentage			4.99%
Fair value (in Dollars)																																630,000	$ 630,000
Fair value (in Dollars)																																$ 18,065
Warrants description																																The Company issued 1,000,000 shares of common stock upon exercise of 1,000,000 warrants at an exercise price of $0.05 and received $50,000 from their exercise. The Company issued 1,798,562 shares of common stock at a price of $0.0695 in conjunction with the sale of Series X preferred stock, and recognized a loss of $125,000 in the financial statements.
Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Shares outstanding																																31,501,000	33,038,213	34,038,213		33,038,213		40,640,649
Warrants shares (in Dollars)																																$ 41,674,216
Common Stock [Member]
Capital Stock (Details) [Line Items]
Shares outstanding																																900,109,842	306,883,932	65,052,688		225,980,190		4,854,993
Redeem shares																																39,900,514
Issuance of common stock, shares																																	190,205,395
Conversion share of amount (in Dollars)																																$ 153,300
Conversion price (in Dollars per share)																																$ 0.00955	$ 0.00955
Aggregate purchase price (in Dollars)																																$ 270,546
Common stock share issued																																39,900,514	13,927,622
Aggregate principal amount (in Dollars)																																$ 155,300	$ 81,150
Interest amount (in Dollars)																																$ 115,246	$ 52,555
Common stock issued for services, shares																																24,656,117		7,750,037
Common stock issued for services fair value (in Dollars)																																$ 1,931,222		$ 415,036
Common stock upon conversion of preferred stock																																	5,550,861
Shares issued																																179,090,390	1,000,000
Common stock exercise price (in Dollars per share)																																	$ 1,000,000
Warrant exercise price (in Dollars per share)																																	0.05
Warrant exercise price received (in Dollars per share)																																	50,000
Common stock of convertible promissory notes																																13,927,622		19,276,917
Aggregate principal amount (in Dollars)																																$ 81,150		$ 137,262
Series I Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, description																			the Company designated 4,000 shares of preferred stock as Series I. The Series I has a stated value of $1,000 per share. Series I holders are entitled to cumulative dividends at the annual rate of 8% of the stated value, payable quarterly within 60 days from the end of each fiscal quarter. The Series I is not entitled to any voting rights except as may be required by applicable law, and are not convertible into common stock. The Company has the right to redeem the Series I at any time while the Series I are outstanding at a price equal to the stated value plus any accrued but unpaid dividends. The Company is required to redeem the Series I two years following the date that is the later of the (i) final closing of the tranche (as designated in the applicable subscription agreement) or (ii) the expiration date of the tranche that such shares to be redeemed were a part of. The Company was required to redeem such shares of Series I between May 2, 2021 and June 10, 2021, at a price equal to the stated value plus any accrued but unpaid dividends. The issuances of the shares were accounted for under ASC 480-10-25-4, which requires liability treatment for certain mandatorily redeemable financial instruments, and the cumulative dividends are recorded as interest expense. During the nine months ended September 30, 2022, the Company exchanged an aggregate of 210 shares of Series I preferred stock for 210 shares of Series W preferred stock. The shares were issued and exchanged within the terms of the agreement and no gain or loss was recognized. As of September 30, 2022, there were 25 shares of Series I preferred stock issued and outstanding which the Company was required to, and failed to redeem by June 10, 2021, and was and remains in default for an aggregate redemption price (equal to the stated value) of $25,000.
Maximum [Member]
Capital Stock (Details) [Line Items]
Conversion price (in Dollars per share)																																$ 0.0438	0.124
Share prices ranging (in Dollars per share)																																0.0351
Maximum [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Conversion price (in Dollars per share)																																		$ 0.0394
Minimum [Member]
Capital Stock (Details) [Line Items]
Conversion price (in Dollars per share)																																0.0134	$ 0.0229
Share prices ranging (in Dollars per share)																																0.124
Minimum [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Conversion price (in Dollars per share)																																$ 0.00955		$ 0.00955
Series U Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Aggregate preferred stock, share issued																																	259
Series W Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Aggregate preferred stock, share issued																																210
Series C Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock per share (in Dollars per share)																								$ 0.0001
Voting power																								51%
Purchase price of the series C preferred stock (in Dollars per share)																								$ 0.1
Total purchase price series C preferred stock, shares																								1,000
Preferred stock shares outstanding																																1,000	1,000
Preferred stock, share authorized																																550,000,000	550,000,000	550,000,000
Preferred stock per share (in Dollars per share)																																$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock outstanding																																1,000	1,000	1,000
Series D-1 Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, share authorized																							50,000,000
Convertible preferred stock, per share (in Dollars per share)																							$ 0.0005
Percentage of common stock outstanding																							4.99%
Increased common stock percentage																							9.99%
Shares issued																																	68,571
Conversion of preferred shares																																	1,000,000
Preferred stock and warrants																																31,500,000	31,500,000
Series E Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock, share authorized																						4,000,000
Convertible preferred stock, per share (in Dollars per share)																						$ 0.05
Percentage of common stock outstanding																						4.99%
Increased common stock percentage																						9.99%
Preferred stock and warrants																																	1,537,213
Conversion of shares																																1,537,213
Issuance of common stock, shares																																119,049,835		32,482,536
Preferred stock outstanding																																0	1,537,213	1,537,213
Common stock upon conversion of preferred stock																																12,086		6,603,479
Series F Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock shares outstanding																																	260
Designated preferred stock issued																						6,000
Preferred stock liquidation per share (in Dollars per share)																						$ 1,000
Annual rate percentage																						8.00%
Exchange of shares																																	15
Preferred stock, description																																	As of December 31, 2021, a holder of 100 of such outstanding shares of Series F preferred stock, agreed that the Company would have no obligation to redeem such holder’s shares of Series F preferred stock prior to September 1, 2022, and the Company agreed to pay such holder, in addition to any dividends payable on such holder’s Series F preferred stock, an annual fee of 4% of the stated value of such holder’s shares of Series F preferred stock. As of December 31, 2021, the Company had 160 outstanding shares of Series F preferred stock (excluding the 100 shares mentioned above), which the Company was required to, and failed to redeem on September 1, 2020, and was in default for an aggregate redemption price (equal to the stated value) of $160,000.
Aggregate preferred stock, share issued																																200	15
Preferred stock outstanding																																60
Aggregate redemption price (in Dollars)																																$ 60,000
Series Q Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Percentage of common stock outstanding															4.99%
Conversion of preferred shares																																12,642,226
Preferred stock and warrants																																	515
Designated preferred stock issued															2,000
Exchange of shares																																	15
Preferred stock per share (in Dollars per share)															$ 1,000
Dividend rate, percentage															12.00%
Conversion of shares																																100
Aggregate preferred stock, share issued																																	15
Percentage of common stock															200.00%
Common stock outstanding increased percentage															9.99%
Aggregate shares (in Dollars)																																$ 200	$ 525
Preferred stock issued and outstanding																																615
Series G Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Shares issued																																25	25
Designated preferred stock issued																					6,000									6,000
Annual rate percentage																					8.00%									8.00%
Preferred stock per share (in Dollars per share)																					$ 1,000									$ 1,000
Divided closing price (in Dollars)																					$ (500)									$ (500)
Preferred stock were exchanged																																	380
Redeemed shares																																	25
Stated value (in Dollars)																																	$ 25,000
Shares outstanding																																	25,000				25,000
Aggregate preferred stock, share issued																																	365
Series S Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock per share (in Dollars per share)													$ 1,000
Percentage of common stock outstanding													4.99%
Increased common stock percentage													9.99%
Shares issued																																	5,495,406
Designated preferred stock issued													430
Preferred stock were exchanged																																	365
Dividend rate, percentage													12.00%
Preferred stock issued and outstanding																																	170
Aggregate preferred stock, share issued																																	365
Percentage of common stock													200.00%
Conversion price (in Dollars per share)																																	$ 195
Preferred stock issued and outstanding																																170
Series R Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Shares issued																																2,828	3,432
Percentage of common stock outstanding														4.99%
Conversion of preferred shares																																	79,112,450
Preferred stock and warrants																																	15
Designated preferred stock issued														5,000
Exchange of shares																																	317
Preferred stock per share (in Dollars per share)														$ 1,000
Dividend rate, percentage														10.00%
Preferred stock, shares issued																																	120
Purchase price of shares																																85	1,822
Aggregate shares																																604	15
Exchange amount (in Dollars)																																	$ 40,000
Aggregate preferred stock, share issued																																	120
Percentage of common stock														200.00%
Common stock outstanding increased percentage														9.99%
Aggregate shares (in Dollars)																																	$ 1,933
Aggregate shares																																	2,481
Aggregate purchase price																																44,494,096	2,480,750
Exercise price (in Dollars per share)																																	$ 0.05
Series R Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock and warrants																																	2,394
Series R Preferred Stock [Member] | Series A warrants [Member]
Capital Stock (Details) [Line Items]
Preferred warrants																																	101,498,340
Series R Preferred Stock [Member] | Series B Warrants [Member]
Capital Stock (Details) [Line Items]
Preferred stock outstanding																																	49,177,670
Fair value of original issuance (in Dollars)																																	$ 11,181,822
Series I Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Shares issued																																	235
Preferred stock per share (in Dollars per share)																			$ 1,000	$ 1,000
Conversion of preferred shares																																245
Designated preferred stock issued																			4,000	4,000
Dividend rate, percentage																				8.00%
Aggregate preferred stock, share issued																																	562
Aggregate shares																																21,489,284	317
Preferred stock outstanding																																25	235	797
Series I Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock and warrants																																85	245
Series W Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock and warrants										3,390																		3,390
Annual rate percentage										12.00%																		12.00%
Preferred stock per share (in Dollars per share)										$ 1,000																		$ 1,000
Preferred stock, shares issued																																	245
Preferred stock issued and outstanding																																795	745
Shares exchange																																85	758
Stated value percentage										200.00%																		200.00%
Outstanding common stock percentage										4.99%																		4.99%
Series W Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock and warrants																																	1,003
Series J Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock per share (in Dollars per share)																			$ 1,000	$ 1,000
Shares issued																																	1,705,023
Conversion of preferred shares																																5
Designated preferred stock issued																			100,000	100,000
Conversion of shares																																	57.5
Stated value (in Dollars)																																	$ 57,500
Conversion value (in Dollars)																																	$ 75,284
Preferred stock issued and outstanding																																	215
Issued shares																																512,737
Preferred stock loss amount (in Dollars)																																$ 5,203
Preferred stock issued and outstanding																																210
Series K Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock per share (in Dollars per share)																		$ 1,000
Designated preferred stock issued																		4,000
Aggregate preferred stock, share issued																																	1,822
Preferred stock issued and outstanding																																	581
Purchase price of shares																																	2,580
Preferred stock outstanding																																432.15	580.65	3,160
Series K Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock and warrants																																85	758
Series M Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Designated preferred stock issued																800,000
Dividend rate, percentage																10.00%		8.00%
Conversion of shares																																	320
Stated value (in Dollars)																$ 25
Preferred stock issued and outstanding																																	40,300
Issuance of common stock, shares																																	137,052
Preferred stock stated value (in Dollars)																25
Liquidation preference value (in Dollars)																$ 25
Redemption price, per share (in Dollars per share)																$ 37.5
Stated value percentage																150.00%
Aggregate shares																																	1,177
Aggregate purchase price, shares																																	1.5
Aggregate preferred stock, share issued																																	3,200
Preferred stock issued and outstanding																																40,300
Series L Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Preferred stock per share (in Dollars per share)																		$ 1,000
Conversion of preferred shares																																25,145,849	522
Designated preferred stock issued																		100,000
Conversion of shares																																284	828,451
Preferred stock issued and outstanding																																	610
Issuance of common stock, shares																																	18,624,403
Preferred stock loss amount (in Dollars)																																$ 358,585
Preferred stock issued and outstanding																																321
Series O Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Shares issued																																	790,089
Preferred stock per share (in Dollars per share)																	$ 1,000
Conversion of preferred shares																																917,821	1,260
Designated preferred stock issued																	2,000
Aggregate preferred stock, share issued																																	120
Conversion of shares																																25
Preferred stock issued and outstanding																																	615
Aggregate shares																																	36,868,798
Conversion price percentage																	200.00%
Aggregate preferred stock, share issued																																4	120
Percentage of common stock																																	4.00%
Preferred stock issued and outstanding																																590
Series O Preferred Stock [Member] | Common Stock [Member]
Capital Stock (Details) [Line Items]
Shares issued																																495,366		688,205
Conversion of preferred shares																																1,258,812
Common stock for preferred stock dividends payable																																917,821	790,089
Series O Preferred Stock [Member] | Maximum [Member]
Capital Stock (Details) [Line Items]
Annual rate percentage																	8.00%
Outstanding common stock percentage																	9.99%
Series O Preferred Stock [Member] | Minimum [Member]
Capital Stock (Details) [Line Items]
Annual rate percentage																	4.00%
Outstanding common stock percentage																	4.99%
Series P Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Increased common stock percentage																	9.99%
Shares issued																																	633,282
Conversion of preferred shares																																3,527,317	299
Designated preferred stock issued																	500
Preferred stock per share (in Dollars per share)																	$ 1,000
Conversion of shares																																28
Preferred stock issued and outstanding																																	57.5
Aggregate shares																																	10,191,611
Percentage of common stock																	4.99%
Conversion share of amount (in Dollars)																																	$ 335,515
Preferred stock loss amount (in Dollars)																																$ 70,592
Preferred stock issued and outstanding																																30
Series T Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Shares issued												630																	630				630
Preferred stock per share (in Dollars per share)												$ 1,000																	$ 1,000
Percentage of common stock outstanding												4.99%
Preferred stock and warrants												25,200,000																	25,200,000			630	25,200,000
Designated preferred stock issued												630																	630
Dividend rate, percentage												10.00%
Preferred stock issued and outstanding																																18
Aggregate shares																																612
Common stock outstanding increased percentage												9.99%
Aggregate shares (in Dollars)																																$ 83,105,450
Common stock par value (in Dollars per share)											$ 0.05
Annual dividends, percentage											10.00%
Real property cost (in Dollars)											$ 630,000
Property consists of residential real estate (in Dollars)											580,000
Undeveloped lots valued (in Dollars)											$ 50,000
Long term asset for sale (in Dollars)												$ 630,000																	$ 630,000				$ 630,000
Preferred stock valued (in Dollars)																													$ 2,037,849				$ 2,037,849
Series U Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Percentage of common stock outstanding									4.99%
Shares issued																																582	16,169,815
Conversion of preferred shares																																210	7,538,432
Designated preferred stock issued									5,000
Preferred stock per share (in Dollars per share)									$ 1,000
Preferred stock issued and outstanding																																	1,067
Aggregate shares																																30,629,247	1,560,000
Aggregate preferred stock, share issued																																	495
Percentage of common stock									150.00%
Common stock outstanding increased percentage									9.99%
Preferred stock outstanding																																1,561,500
Warrants shares (in Dollars)																																	$ 603,003
Common stock par value (in Dollars per share)									$ 0.2
Conversion price percentage									200.00%
Aggregate issued																																	14,475,000
Preferred stock and warrants																																5,965,000
Fair valu shares issued (in Dollars)																																$ 23,053
Fair value outstanding (in Dollars)																																23,053
Series U Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Warrants shares (in Dollars)																																$ 2,500,000
Series V Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Percentage of common stock outstanding						4.99%
Designated preferred stock issued						3,000
Common stock outstanding increased percentage						9.99%
Fair value of original issuance (in Dollars)																																	$ 3,200,000
Original issue price (in Dollars)						$ 100,000
Annual net profits percentage						25.00%
Subsidiary’s annual net profits percentage						25.00%
Restricted cash (in Dollars)																																	400,000
Fair value (in Dollars)																																	$ 134,148
Issued shares				4
Series W Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Increased common stock percentage								9.99%
Shares issued																																331,043,096	1,798,562
Designated preferred stock issued								25
Stated value (in Dollars)								$ 10,000
Preferred stock issued and outstanding																																	25
Percentage of common stock								250.00%
Common stock shares outstanding								4.99
Subscription agreement percentage								125.00%
Subscribed amount (in Dollars)								$ 250,000
Original purchase price (in Dollars)								312,500
Common stock purchase price (in Dollars)								250,000
Divided price (in Dollars)								$ 625,000
Sale of aggregate shares								25
Aggregate purchase price (in Dollars)								$ 250,000
Aggregate common stock shares								1,798,562
Restricted cash																																140,000	80,000
Warrant exercise price (in Dollars per share)																																	$ 0.0695
Recognized loss (in Dollars)																																	$ 125,000
Preferred stock issued and outstanding																																25
Restricted cash (in Dollars)																																$ 250,000
Series Y Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Shares issued																																	4.7
Percentage of common stock outstanding					4.99%
Increased common stock percentage					9.99%
Conversion of preferred shares																																15
Preferred stock and warrants																																485
Designated preferred stock issued					3,000
Preferred stock issued and outstanding																																	4.7
Aggregate shares																																108,238,078
Preferred stock outstanding																																37.1
Fair value of original issuance (in Dollars)				$ 93,915																													$ 235,000
Warrants shares (in Dollars)																																	3,760,000
Annual net profits percentage																																25.00%
Subsidiary’s annual net profits percentage					25.00%
Fair value (in Dollars)																																	$ 114,983
Restricted cash																																2,604,639	470,000
Original issue price (in Dollars)					$ 100,000																												$ 470,000
Capital reserve (in Dollars)																																	150,000
Amount of accrued dividends (in Dollars)																																$ 393,228	$ 356,728
Aggregate value of common stock				4
Aggregate value (in Dollars)				$ 400,000
Warrants issued				3,200,000
Restricted cash (in Dollars)																																$ 5,209,277
Series Y Preferred Stock [Member] | Maximum [Member]
Capital Stock (Details) [Line Items]
Exercise prices per share (in Dollars per share)																																$ 0.25
Series Y Preferred Stock [Member] | Minimum [Member]
Capital Stock (Details) [Line Items]
Exercise prices per share (in Dollars per share)																																$ 0.13
Series E Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Aggregate preferred stock, share issued																																76,865
Series B Warrants [Member]
Capital Stock (Details) [Line Items]
Exercise price (in Dollars per share)																																$ 0.1
Warrants shares (in Dollars)																																$ 6,246,000
Series A warrants [Member]
Capital Stock (Details) [Line Items]
Exercise price (in Dollars per share)																																$ 0.1
Series C warrants [Member]
Capital Stock (Details) [Line Items]
Exercise price (in Dollars per share)																																$ 1
Warrants shares (in Dollars)																																$ 0.25
Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Exercise price (in Dollars per share)																																$ 1,160,266
Series Z Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Conversion of preferred shares																																25
Designated preferred stock issued			25
Annual rate percentage			25.00%
Aggregate shares																										25
Common stock outstanding increased percentage			9.99%
Original issue price (in Dollars)			$ 10,000
Exercise prices per share (in Dollars per share)																																$ 0.1
Preferred stock purchase price (in Dollars)																										$ 250,000
Number of warrants shares																										2,500,000
Fair value (in Dollars)																										$ 69,823
Securities Purchase Agreement [Member] | Series T Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Aggregate purchase price, shares											630
Agreed of purchase warrants											630
Warrants shares (in Dollars)											$ 25,200,000
Number of acquire warrant shares											25,200,000
Board of Directors Chairman [Member] | Series C Preferred Stock [Member]
Capital Stock (Details) [Line Items]
Shares issued																								1,000
Preferred stock per share (in Dollars per share)																								$ 0.0001